Convertible Redeemable Preferred Shares - Disclosure of detailed information about convertible redeemable preferred shares (Details) - CAD ($)	1 Months Ended			12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Mar. 31, 2017	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares, beginning of period				$ 958,125
Increase in fair value of convertible redeemable preferred shares				39,375	$ 376,688	$ 535,500
Converted to common shares				$ (997,499)	(2,773,313)	$ (2,189,250)
Convertible redeemable preferred shares, end of period					$ 958,125
Series A1 Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Beginning Balance (Shares)				0	180
Convertible redeemable preferred shares, beginning of period				$ 0	$ 1,181,250
Increase (decrease) in number of shares outstanding			500
Increase in fair value of convertible redeemable preferred shares					$ 80,063
Converted to common shares (Shares)					(180)
Converted to common shares					$ (1,261,313)
Ending Balance (Shares)				0	0	180
Convertible redeemable preferred shares, end of period				$ 0	$ 0	$ 1,181,250
Series B1 Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Beginning Balance (Shares)				85	240
Convertible redeemable preferred shares, beginning of period				$ 580,125	$ 1,386,000
Increase (decrease) in number of shares outstanding		300
Increase in fair value of convertible redeemable preferred shares				$ 18,375	$ 175,875
Converted to common shares (Shares)				(85)	(155)
Converted to common shares				$ (598,500)	$ (981,750)
Ending Balance (Shares)				0	85	240
Convertible redeemable preferred shares, end of period				$ 0	$ 580,125	$ 1,386,000
Series C1 Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Beginning Balance (Shares)				60	150
Convertible redeemable preferred shares, beginning of period				$ 378,000	$ 787,500
Increase (decrease) in number of shares outstanding	150
Increase in fair value of convertible redeemable preferred shares				$ 21,000	$ 120,750
Converted to common shares (Shares)				(60)	(90)
Converted to common shares				$ (399,000)	$ (530,250)
Ending Balance (Shares)				0	60	150
Convertible redeemable preferred shares, end of period				$ 0	$ 378,000	$ 787,500
A1, B1 and C1 Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Ending Balance (Shares)				0
Convertible redeemable preferred shares, end of period				$ 0